                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7868

                 Van Kampen Advantage Municipal Income Trust II
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31___

Date of reporting period: 4/30/07

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Advantage Municipal Income Trust II performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2007.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF THE TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/07

ADVANTAGE MUNICIPAL INCOME TRUST II
SYMBOL: VKI
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (8/27/93)            6.44%          6.01%

10-year                              7.51           8.48

5-year                               7.27           7.46

1-year                               6.96          12.49

6-month                              1.14           8.40
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period. The trust's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the trust's returns would have been lower.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2007

MARKET CONDITIONS

The overall environment for municipal bonds was favorable during the reporting period, but mixed economic indicators and concerns about the residential housing sector led to increased market uncertainty and volatility. At the beginning of the period, the pace of economic growth appeared to be slowing, but in December, the outlook for the economy turned positive following a slate of stronger-than-expected economic releases. The improved economic picture pushed bond yields higher and effectively reversed the run-up in prices that had begun in July on concern over the weak housing market's potential drag on the economy. Bonds continued to decline until February, when the sub-prime mortgage market showed signs of deterioration, causing a sell-off in equities and a flight-to-quality bond market rally. In March, the rally ended as strong employment reports and upward movement in inflationary pressures sparked selling in an overbought Treasury market. At month end, however, the short end of the bond market rebounded strongly following news that the Federal Open Market Committee (the "Fed") had dropped its bias toward higher rates. This came as somewhat of a surprise, given the fact that core inflation readings remained elevated.

Municipal bond yields followed the general movement of the Treasury market. However, the 30-year AAA municipal yield reached lows not seen in decades, declining to 4.00 percent in the first half of the reporting period before reversing course and ending the period higher at 4.10 percent. Yields on the short end of the municipal curve rose more than long-term yields during the period. As a result, the short end of the curve posted the lowest returns while the long end outperformed other portions of the curve by as much as 70 basis points. The slope of the municipal curve (which is defined by the traditional yield advantage of bonds with longer maturities) still remained relatively flat and as such, the yield differential between long maturity and short maturity issues was quite small.

New issue supply rose dramatically during the period, increasing by 34 percent versus the same six-month period a year ago, as relatively low interest rates spurred municipalities to refinance their debt. Demand for municipal bonds was robust as well, particularly for high-yield securities, as investors proved increasingly willing to take on more risk in return for relatively higher yields. The strong demand caused most credit spreads, which were already near historically tight levels, to further narrow. As a result, the lower-quality, higher yielding segment of the market considerably outperformed, returning 182 basis points more than the investment-grade segment for the overall period.

PERFORMANCE ANALYSIS

The Trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the Trust underperformed its benchmark index, the Lehman Brothers Municipal Bond Index. On a market price basis, the Trust outperformed its benchmark.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2007

------------------------------------------------------
                 BASED ON
      BASED ON    MARKET      LEHMAN BROTHERS
        NAV       PRICE     MUNICIPAL BOND INDEX

       1.14%      8.40%            1.59%
------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

A variety of strategies drove the Trust's performance during the course of the period. One of the key drivers was our focus on the long end of the yield curve. Given the relatively flat shape of the curve throughout the period, we invested in bonds with maturities of 25 years or more in order to capture more attractive yields. The emphasis on longer-maturity issues proved beneficial to performance as this segment of the curve outperformed for the overall period.

We also focused on the higher-yielding sector of the market, adding to positions in BBB rated credits in particular. Additionally, in an effort to further enhance yield, we added to the fund's holdings of inverse floating-rate securities.* Overall, these strategies were additive to the Trust's performance during the first four months of the period. In the last two months, however, spread widening led the performance of lower-rated credits to wane and rising interest rates hurt the performance of inverse floating-rate securities. As a result, the Trust's emphasis on these credits detracted somewhat from performance late in the period. Because the inverse floating-rate securities effectively added to the portfolio's duration (a measure of interest-rate risk), we hedged that risk by selling 10- and 30-year U.S. Treasury futures. This strategy was additive to performance for the overall period and served to keep the Trust's duration neutral to that of the Lehman Brothers Municipal Bond Index.

*An inverse floating-rate security, or "inverse floater", is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

With regard to industry sectors, we added to the portfolio's holdings in tobacco revenue bonds, which also enhanced performance for the first four months of the period, but detracted for returns in the last two months due to spread widening in the sector. A large amount of older tobacco bonds were pre-refunded during the period. Unlike the Lehman Brothers Municipal Bond Index, which contained these older bonds, the Trust only had positions in newer tobacco bonds which were not pre-refunded. As such, the portfolio was not able to benefit from the refundings that took place during the period, which detracted from the performance of the Trust's holdings in this sector relative to those of the Lehman Brothers Municipal Bond Index.

The Trust was overweighted versus the Lehman Brothers Municipal Bond Index in health care securities. Over the course of the period, an abundance of supply in the sector pushed spreads wider and prices lower. As a result, the portfolio's positioning here dampened returns.

The Trust remained well represented across a broad spectrum of municipal market sectors. As of the end of the period, hospitals, public education and the master tobacco settlement represented the portfolio's largest sector weightings.

The Trustees have approved a procedure whereby the trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the trust's shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

CHANGES IN INVESTMENT POLICIES

The Board of Trustees of the trust recently approved a non-fundamental investment policy for the trust allowing it to invest up to 20 percent of its assets in unrated securities that have been determined by Van Kampen Asset Management (the "Adviser") to be of comparable quality to those rated investment grade. This is in addition to the trust's current non-fundamental policy allowing it to invest up to 20 percent of its assets in unrated securities that have been determined by the Adviser to be of comparable quality to those rated below investment grade (BB/Ba or B by Standard & Poor's, Moody's Investor Services, Inc. or Fitch Ratings, Inc.).

Unrated securities may be less liquid than rated securities. This may have the effect of limiting the ability of the trust to sell such securities at their fair value in response to changes in the economy or the financial markets.

RATINGS ALLOCATION AS OF 4/30/07
AAA/Aaa                                                          58.6%
AA/Aa                                                            15.0
A/A                                                               8.5
BBB/Baa                                                          15.8
BB/Ba                                                             0.2
B/B                                                               0.3
Non-Rated                                                         1.6

TOP FIVE SECTORS AS OF 4/30/07
Hospital                                                         17.3%
Public Education                                                  8.7
Master Tobacco Settlement                                         8.1
Airports                                                          7.5
Single-Family                                                     6.7

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/07
California                                                       18.6%
Illinois                                                          6.7
New Jersey                                                        6.0
Texas                                                             5.6
New York                                                          5.5
Arizona                                                           3.9
Florida                                                           3.8
Missouri                                                          3.4
Louisiana                                                         3.3
Washington                                                        2.8
Tennessee                                                         2.5
Maryland                                                          2.5
Colorado                                                          2.4
Alabama                                                           2.4
Puerto Rico                                                       2.3
South Carolina                                                    2.3
Nevada                                                            2.2
Indiana                                                           2.1
Pennsylvania                                                      2.0
Ohio                                                              1.8
Oregon                                                            1.8
Michigan                                                          1.7
Georgia                                                           1.4
Massachusetts                                                     1.4
Virginia                                                          1.2
Wisconsin                                                         1.1
Hawaii                                                            0.9
Kentucky                                                          0.9
West Virginia                                                     0.8
Nebraska                                                          0.8
Oklahoma                                                          0.8
Kansas                                                            0.6
Alaska                                                            0.6
Connecticut                                                       0.5
Mississippi                                                       0.5

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/07
                                       (continued from previous page)
Minnesota                                                         0.5
District of Columbia                                              0.4
Utah                                                              0.3
Iowa                                                              0.3
New Hampshire                                                     0.3
Arkansas                                                          0.3
South Dakota                                                      0.2
Wyoming                                                           0.2
Montana                                                           0.2
North Carolina                                                    0.1
New Mexico                                                        0.1
                                                                -----
Total Investments                                                 100%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the Trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
       (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

PAR
AMOUNT
(000)        DESCRIPTION                                 COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
             MUNICIPAL BONDS  194.7%
             ALABAMA  4.7%
$   3,000    Birmingham Baptist Med Ctr AL Spl Care
             Fac Fin Auth Rev Baptist Hlth Sys Ser
             A........................................       5.000%  11/15/30   $    3,061,590
    2,000    Birmingham Baptist Med Ctr AL Spl Care
             Fac Fin Auth Rev Baptist Hlth Sys Ser
             A........................................       5.875   11/15/24        2,133,640
    4,000    Jefferson Cnty, AL Ltd Oblig Sch Wt Ser
             A........................................       5.250   01/01/23        4,259,800
        4    Mobile, AL Indl Dev Brd Solid Waste Disp
             Rev Mobile Energy Svc Co Proj Rfdg.......       6.950   01/01/20              352
   19,635    University AL at Birmingham Hosp Rev
             Ser A (a)................................       5.000   09/01/41       20,030,187
    1,000    Valley, AL Spl Care Fac Fin Auth Rev
             Lanier Mem Hosp Ser A....................       5.600   11/01/16        1,019,010
                                                                                --------------
                                                                                    30,504,579
                                                                                --------------
             ALASKA  1.1%
    1,000    Alaska St Hsg Fin Corp Gen Hsg Ser A
             (FGIC Insd)..............................       5.250   12/01/41        1,061,230
    6,250    Northern Tob Sec Corp AK Tob Settlement
             Ser A....................................       5.000   06/01/46        6,149,500
                                                                                --------------
                                                                                     7,210,730
                                                                                --------------
             ARIZONA  7.7%
    5,000    Arizona Sch Fac Brd Ctfs Ser B (FGIC
             Insd) (Prerefunded @ 9/01/13)............       5.250   09/01/18        5,429,500
    3,000    Arizona St Transn Brd Hwy Rev Ser B......       5.250   07/01/19        3,207,330
    5,250    Arizona Tourism & Sports Auth Multipurp
             Stad Fac Ser A (MBIA Insd)
             (Prerefunded @ 7/01/13)..................       5.375   07/01/23        5,726,280
    2,235    Arizona Tourism & Sports Auth Tax Rev
             Multipurp Stad Fac Ser A (MBIA Insd)
             (Prerefunded @ 7/01/13)..................       5.375   07/01/21        2,437,759
    5,000    Glendale, AZ Indl Dev Auth John C Lincoln
             Hlth Rfdg Ser B..........................       5.000   12/01/37        5,077,900
    4,500    Maricopa Cnty, AZ Hosp Rev Sun Hlth
             Corp.....................................       5.000   04/01/35        4,565,925
    8,020    Mesa, AZ Util Sys Rev Rfdg Second Ser
             (FGIC Insd) (a)..........................       4.500   07/01/28        8,055,368
    2,000    Phoenix, AZ Civic Impt Corp Arpt Rev Jr
             Lien (FGIC Insd) (AMT)...................       5.375   07/01/29        2,004,240
    2,085    Pima Cnty, AZ Indl Dev Auth Indl Rev
             Lease Oblig Irvington Proj Tucson Rfdg
             Ser A (FSA Insd).........................       7.250   07/15/10        2,143,005
    2,685    South Campus Group LLC AZ Std Hsg Rev AZ
             St Univ South Campus Proj (MBIA Insd)....       5.625   09/01/35        2,933,201
    9,000    University Med Ctr Corp AZ Hosp Rev......       5.000   07/01/35        9,135,090
                                                                                --------------
                                                                                    50,715,598
                                                                                --------------

 8                                             See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                 COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
             ARKANSAS  0.5%
$   1,930    Arkansas St Cap Apprec College Svg.......      *        06/01/16   $    1,352,235
    2,000    Arkansas St Dev Fin Auth Rev St Agy Fac
             Donaghey Plaza Proj (FSA Insd)...........       5.000%  06/01/34        2,092,740
                                                                                --------------
                                                                                     3,444,975
                                                                                --------------
             CALIFORNIA  36.5%
    6,000    Anaheim, CA Pub Fin Auth Lease Rev Cap
             Apprec Sub Pub Impt Proj Ser C (FSA
             Insd)....................................      *        09/01/19        3,584,400
    7,195    Anaheim, CA Pub Fin Auth Lease Rev Cap
             Apprec Sub Pub Impt Proj Ser C (FSA
             Insd)....................................      *        09/01/21        3,913,001
    1,300    Anaheim, CA Pub Fin Auth Lease Rev Pub
             Impt Proj Ser C (FSA Insd)...............       6.000   09/01/16        1,506,648
    2,095    Bay Area Govt Assn CA Rev Tax Alloc CA
             Redev Pool Ser A (XLCA Insd).............       5.250   09/01/35        2,240,037
    3,000    California Cnty, CA Tob Sec Agy Tob LA
             Cnty Sec (b)............................. 0.000/5.250   06/01/21        2,631,870
    2,050    California Cnty, CA Tob Sec Agy Tob
             Merced Cnty Rfdg Ser A...................       5.125   06/01/38        2,056,642
    1,000    California Cnty, CA Tob Sec Agy Tob
             Merced Cnty Rfdg Ser A...................       5.250   06/01/45        1,012,570
    2,000    California Cnty, CA Tob Sec Agy Tob
             Sonoma Cnty Corp Rfdg....................       5.125   06/01/38        2,002,540
    1,600    California Hlth Fac Fin Auth Rev Kaiser
             Permanente Ser A.........................       5.000   04/01/37        1,644,560
    5,050    California Hlth Fac Fin Auth Rev Cedars-
             Sinai Med Ctr Rfdg (a)...................       5.000   11/15/34        5,655,066
    3,400    California Hsg Fin Agy Rev Home Mtg Ser M
             (AMT) (a)................................       4.625   08/01/26        3,393,480
    6,200    California Hsg Fin Agy Rev Home Mtg Ser M
             (AMT) (a)................................       4.650   08/01/31        6,168,380
    4,290    California Hsg Fin Agy Rev Home Mtg Ser M
             (AMT) (a)................................       4.700   08/01/36        4,281,774
    7,030    California Hsg Fin Agy Rev Home Mtg Ser M
             (AMT) (a)................................       7.750   08/01/42        7,016,520
    3,000    California Pollutn Ctl Fin Auth Solid
             Waste Disp Rev Waste Mgmt Inc Proj Ser C
             (AMT)....................................       5.125   11/01/23        3,121,140
      140    California St (AMBAC Insd)...............       5.125   10/01/27          142,052
      840    California St (AMBAC Insd)
             (Prerefunded @ 10/01/07).................       5.125   10/01/27          853,432
    6,500    California Statewide Cmnty Dev Auth Rev
             Daughters of Charity Hlth Ser A..........       5.250   07/01/30        6,759,870
    1,000    California Statewide Cmnty Dev Auth Rev
             Daughters of Charity Hlth Ser A..........       5.250   07/01/35        1,035,520
    4,000    California Statewide Cmnty Dev Auth Rev
             Hlth Fac Adventist Hlth Ser A............       5.000   03/01/30        4,106,680
    3,400    California Statewide Cmnty Dev Auth Rev
             Kaiser Permanente Ser B..................       5.000   03/01/41        3,486,462

See Notes to Financial Statements                                              9

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                 COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
             CALIFORNIA (CONTINUED)
$   5,000    California Statewide Cmnty Dev Auth Rev
             Kaiser Permanente Ser B..................       5.250%  03/01/45   $    5,250,150
    4,000    California Statewide Cmnty Dev Auth Rev
             Kaiser Permanente Ser C..................       5.250   08/01/31        4,238,720
    2,000    California St Dept Wtr Res Pwr Ser A
             (Prerefunded @ 5/01/12)..................       6.000   05/01/15        2,235,180
    2,345    California St Dept Wtr Res Pwr Ser A
             (XLCA Insd) (Prerefunded @ 5/01/12)......       5.375   05/01/17        2,554,197
    3,000    California St Dept Wtr Res Pwr Supply Rev
             Ser A (Prerefunded @ 5/01/12)............       5.875   05/01/16        3,335,730
    5,000    California St Pub Wks Brd Dept Gen Svc
             Cap East End Ser A (AMBAC Insd)..........       5.125   12/01/21        5,342,150
    4,000    California St Pub Wks Brd Lease Rev Dept
             of Corrections St Prisons Rfdg Ser A
             (AMBAC Insd).............................       5.000   12/01/19        4,351,880
    6,000    California St Pub Wks Brd Lease Rev Dept
             of Corrections St Prisons Rfdg Ser A
             (AMBAC Insd).............................       5.250   12/01/13        6,448,980
    5,000    California St Pub Wks Brd Lease Rev Dept
             of Mental Hlth Coalinga Ser A............       5.000   06/01/24        5,231,850
    4,600    California St Pub Wks Brd Lease Rev Var
             Univ CA Proj Rfdg Ser A..................       5.500   06/01/10        4,777,836
    5,905    California St Pub Wks Brd Lease Rev Var
             Univ CA Proj Rfdg Ser A..................       5.500   06/01/14        6,386,080
    5,000    California St Rfdg.......................       5.000   02/01/19        5,226,050
    2,000    Florin, CA Res Consv Dist Cap Impt Elk
             Grove Wtr Svc Ser A (MBIA Insd)..........       5.000   09/01/33        2,102,380
    5,000    Foothill/Eastern Corridor Agy CA Toll Rd
             Rev Cap Apprec Rfdg (MBIA Insd)..........      *        01/15/18        2,926,250
   30,000    Foothill/Eastern Corridor Agy CA Toll Rd
             Rev Cap Apprec Rfdg Ser A................      *        01/15/22       13,238,400
    5,500    Golden St Tob Securitization Corp CA Tob
             Settlement Rev Ser A-1 (a)...............       5.000   06/01/33        5,773,240
   10,000    Golden St Tob Securitization Corp CA Tob
             Settlement Rev Ser (a)...................       5.000   06/01/38       10,490,900
    3,350    Imperial Irr Dist CA Ctf Part Elec Sys
             Proj (FSA Insd) (c)......................       5.250   11/01/19        3,599,006
    3,950    Los Angeles, CA Dept Wtr & Pwr Ser A
             (FGIC Insd)..............................       5.125   07/01/40        4,136,677
    5,000    Los Angeles, CA Uni Sch Dist Ser A (FSA
             Insd) (Prerefunded @ 07/01/13)...........       5.250   07/01/20        5,442,450
    5,500    Port Oakland, CA Ser L (FGIC Insd)
             (AMT)....................................       5.000   11/01/32        5,684,140
    9,000    Riverside Cnty, CA Asset Leasing Corp
             Leasehold Rev Riverside Cnty Hosp Proj
             (MBIA Insd)..............................      *        06/01/21        4,880,520

 10                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                 COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
             CALIFORNIA (CONTINUED)
$  13,880    San Joaquin Hills, CA Transn Corridor Agy
             Toll Rd Rev Cap Apprec Rfdg Ser A (MBIA
             Insd)....................................      *        01/15/28   $    5,613,072
    4,200    Tobacco Sec Auth Northn CA Tob Settlement
             Rev Ser A1...............................       5.375%  06/01/38        4,315,038
    4,300    Tobacco Sec Auth Northn CA Tob Settlement
             Rev Ser A1...............................       5.500   06/01/45        4,435,880
    1,000    Tobacco Sec Auth Southn CA Tob Settlement
             Sr Ser A1................................       5.000   06/01/37          993,030
   14,000    Tobacco Sec Auth Southn CA Tob Settlement
             Sr Ser A1................................       5.125   06/01/46       14,015,820
    7,750    University CA Rev Gen Ser J (FSA Insd)
             (a)......................................       4.500   05/15/28        7,761,714
    7,750    University CA Rev Gen Ser J (FSA Insd)
             (a)......................................       4.500   05/15/31        7,761,715
    7,750    University CA Rev Gen Ser J (FSA Insd)
             (a)......................................       4.500   05/15/35        7,761,715
    2,720    Washington, CA Uni Sch Dist Yolo Cnty
             Election 2004 Ser A (FGIC Insd) (c)......       5.250   08/01/19        2,946,168
    3,070    Washington, CA Uni Sch Dist Yolo Cnty
             Election 2004 Ser A (FGIC Insd) (c)......       5.250   08/01/20        3,325,271
                                                                                --------------
                                                                                   239,194,833
                                                                                --------------
             COLORADO  4.7%
    1,945    Colorado Ed & Cultural Fac Auth Rev
             Charter Sch Pinnacle Impt & Rfdg (XLCA
             Insd)....................................       5.250   06/01/23        2,069,169
    3,000    Colorado Hlth Fac Auth Rev Catholic Hlth
             Initiatives Ser A (d)....................       5.500   03/01/32        3,223,200
    4,250    Colorado Hlth Fac Auth Rev Covenant
             Retirement Cmnty Inc.....................       5.000   12/01/35        4,316,555
    2,700    Colorado Hlth Fac Auth Rev Hlth Fac
             Evangelical Lutheran.....................       5.000   06/01/35        2,758,239
    2,250    Colorado Hlth Fac Auth Rev Hosp
             Portercare Adventist Hlth (Prerefunded @
             11/15/11)................................       6.500   11/15/31        2,524,635
    5,460    Colorado Hsg Fin Auth Single Family Mtg
             Rev Ser C-3 (AMT) (a)....................       4.625   11/01/36        5,382,195
       55    Colorado Hsg Fin Auth Single Family Pgm
             Sr Ser A2 (AMT)..........................       7.250   05/01/27           55,073
       24    Colorado Hsg Fin Auth Single Family Pgm
             Sr Ser B1 (AMT)..........................       7.650   11/01/26           24,382
    1,500    Denver, CO City & Cnty Arpt Rev Ser D
             (AMT)....................................       7.750   11/15/13        1,663,230
    6,160    E-470 Pub Hwy Auth CO Rev Sr Ser A (MBIA
             Insd)....................................       5.000   09/01/21        6,245,870
    1,000    Park Creek Metro Dist CO Rev Sr Ltd Tax
             Ppty Tax Rfdg............................       5.500   12/01/30        1,067,040
    1,500    University CO Hosp Auth Rev Ser A........       5.000   11/15/37        1,524,405
                                                                                --------------
                                                                                    30,853,993
                                                                                --------------

See Notes to Financial Statements                                             11

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                 COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
             CONNECTICUT  1.0%
$   5,000    Connecticut St Ser C (FGIC Insd).........       5.000%  04/01/22   $    5,327,450
      990    Mashantucket Western Pequot Tribe CT Spl
             Rev Ser A (Prerefunded @ 09/01/07) (e)...       6.400   09/01/11        1,008,711
                                                                                --------------
                                                                                     6,336,161
                                                                                --------------
             DISTRICT OF COLUMBIA  0.8%
    5,000    Metropolitan Washington DC Arpt Auth Sys
             Ser A (FGIC Insd) (AMT)..................       5.250   10/01/32        5,254,400
                                                                                --------------

             FLORIDA  7.2%
    2,500    Dade Cnty, FL Wtr & Swr Sys Rev
             (FGIC Insd)..............................       5.250   10/01/21        2,540,625
      570    Escambia Cnty, FL Hlth Fac Auth Rev
             (AMBAC Insd).............................       5.950   07/01/20          591,808
    1,800    Florida Hsg Fin Corp Rev Ser G (AMT)
             (a)......................................       4.550   07/01/26        1,779,367
    3,520    Florida Hsg Fin Corp Rev Ser G (AMT)
             (a)......................................       4.625   07/01/31        3,479,652
    2,500    Florida Hsg Fin Corp Rev Ser G (AMT)
             (a)......................................       4.700   07/01/37        2,471,344
    3,000    Halifax Hosp Med Ctr FL Hosp Rev Impt
             Rfdg Ser A...............................       5.250   06/01/26        3,149,040
    3,800    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
             Adventist Hlth Sys Ser C.................       5.250   11/15/36        3,982,970
    1,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
             Adventist Hlth Sys Ser D.................       5.000   11/15/35        1,020,530
    3,980    Jacksonville, FL Port Auth
             (MBIA Insd) (AMT)........................       5.700   11/01/30        4,202,442
    2,780    Jacksonville, FL Port Auth (MBIA Insd)
             (Prerefunded @ 11/01/10) (AMT)...........       5.700   11/01/30        2,939,100
    3,000    Lake Cnty, FL Sch Brd Ctf Part (AMBAC
             Insd) (Prerefunded @ 7/01/12)............       5.375   07/01/17        3,236,490
   11,500    Miami-Dade Cnty, FL Aviation Rev Miami
             Intl Arpt (FGIC Insd) (AMT)..............       5.375   10/01/32       12,142,160
    5,000    Ocoee, FL Wtr & Swr Sys Rev Impt & Rfdg
             (AMBAC Insd).............................       5.125   10/01/33        5,267,800
                                                                                --------------
                                                                                    46,803,328
                                                                                --------------
             GEORGIA  2.7%
    5,000    Georgia Muni Elec Auth Pwr Rev Ser B
             (FGIC Insd) (d)..........................       5.700   01/01/19        5,733,750
    2,000    Georgia St Rd & Twy Auth Rev.............       5.000   10/01/19        2,137,280
    1,700    Marietta, GA Dev Auth Rev First Mtg Life
             College Ser B (FSA Insd) (c).............       5.375   09/01/09        1,707,616
    6,740    Municipal Elec Auth GA Comb Turbine Proj
             Ser A (MBIA Insd)........................       5.250   11/01/20        7,212,541
    1,000    Richmond Cnty, GA Dev Auth ASU Jaguar
             Student Hsg LLC Ser A....................       5.250   02/01/35        1,047,930
                                                                                --------------
                                                                                    17,839,117
                                                                                --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                 COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
             HAWAII  1.7%
$  10,430    Hawaii St Dept Budget & Fin Spl
             Purp Rev Hawaiian Elec Co Inc Ser A
             (MBIA Insd) (AMT)........................       5.650%  10/01/27   $   11,297,150
                                                                                --------------

             ILLINOIS  13.2%
    1,710    Bolingbrook, IL Cap Apprec Rfdg Ser C
             (MBIA Insd) (c)..........................      *        01/01/29          661,667
    3,750    Bolingbrook, IL Cap Apprec Ser B
             (MBIA Insd)..............................      *        01/01/32          997,950
    6,000    Chicago, IL Lakefront Millenium Pkg Fac
             (MBIA Insd)..............................       5.750   01/01/29        6,627,900
    3,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
             Third Lien Ser A (a).....................       5.250   01/01/23        3,252,840
    4,200    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
             Third Lien Ser A (MBIA Insd) (a).........       5.250   01/01/24        4,721,043
   13,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
             Third Lien Ser A (MBIA Insd) (a).........       5.250   01/01/25       14,612,751
       50    Chicago, IL Single Family Mtg Rev Ser A
             (GNMA Collateralized) (AMT)..............       7.000   09/01/27           51,236
    3,345    Cook Cnty, IL Sch Dist No. 100 Berwyn
             South Ser D (FSA Insd)...................       5.500   12/01/23        3,686,491
    4,500    Cook Cnty, IL Ser A (FGIC Insd)
             (Prerefunded @ 5/15/11)..................       5.500   11/15/31        4,804,020
    1,000    Illinois Dev Fin Auth Rev Cmnty Rehab
             Providers Fac Ser A......................       7.375   07/01/25        1,081,090
    1,500    Illinois Fin Auth Rev IL Inst of
             Technology Ser A.........................       5.000   04/01/31        1,545,645
    2,500    Illinois Fin Auth Rev Northwestern Mem
             Hosp Ser A...............................       5.500   08/15/43        2,720,150
    1,335    Illinois Fin Auth Solid Waste Rev Disp
             Waste Mgmt Inc Proj Ser A (AMT)..........       5.050   08/01/29        1,365,478
    1,325    Illinois Fin Auth Student Hsg Rev MJH Ed
             Assistance IV Sr Ser A...................       5.125   06/01/35        1,360,563
    3,180    Illinois Hlth Fac Auth Rev Children's Mem
             Hosp (MBIA Insd).........................       6.250   08/15/13        3,468,839
    1,485    Illinois Hlth Fac Auth Rev Evangelical
             Hosp Rfdg Ser A (FSA Insd) (d)...........       6.750   04/15/17        1,751,157
      825    Illinois Hlth Fac Auth Rev Evangelical
             Hosp Ser C (FSA Insd)....................       6.750   04/15/17          972,865
    1,000    Illinois Hlth Fac Auth Rev Highland Park
             Hosp Proj Ser A (MBIA Insd)
             (Prerefunded @ 10/01/07).................       5.750   10/01/17        1,027,940
    8,000    Illinois St First Ser (FSA Insd).........       5.250   12/01/19        8,576,560
    3,400    Illinois St First Ser (FSA Insd).........       5.250   04/01/27        3,580,234
    2,070    Northern IL Univ Ctf Part Hoffman Estates
             Ctr Proj (FSA Insd)......................       5.400   09/01/16        2,239,140

See Notes to Financial Statements                                             13

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                 COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
             ILLINOIS (CONTINUED)
$     160    Peoria, Moline & Freeport, IL Coll Mtg
             Ser A (GNMA Collateralized) (AMT)........       7.600%  04/01/27   $      162,478
    5,000    Regional Trans Auth IL Ser A (AMBAC
             Insd)....................................       8.000   06/01/17        6,612,500
   10,000    Will Cnty, IL Sch Dist No. 122 Rfdg Ser B
             (FGIC Insd)..............................       5.250   11/01/20       10,580,099
                                                                                --------------
                                                                                    86,460,636
                                                                                --------------
             INDIANA  4.1%
    3,070    East Chicago, IN Elementary Sch Bldg Corp
             First Mtg Ser A..........................       6.250   07/05/08        3,120,870
    1,660    Indiana Hlth & Ed Fac Fin Auth Hosp Rev
             Clarian Hlth Oblig Ser A.................       5.000   02/15/36        1,705,650
    3,000    Indiana Hlth Fac Fin Auth Hosp Rev
             Columbus Regl Hosp Rfdg (FSA Insd).......       7.000   08/15/15        3,433,559
    1,500    Indiana St Dev Fin Auth Rev Exempt Fac
             Conv Rfdg (AMT)..........................       5.950   08/01/30        1,542,495
    2,300    Indiana St Hsg & Cmnty Dev Auth Single
             Family Mtg Rev Mtg Ser D-1 (GNMA
             Collateralized) (AMT) (a)................       4.600   07/01/31        2,261,970
   10,000    Indiana St Hsg & Cmnty Dev Auth Single
             Family Mtg Rev Mtg Ser D-1 (GNMA
             Collateralized) (AMT) (a)................       4.625   07/01/38        9,757,550
    2,000    Petersburg, IN Pollutn Ctl Rev IN Pwr &
             Lt (AMT).................................       5.950   12/01/29        2,133,220
    2,850    Southwest Parke Cmnty Sch Bldg First Mtg
             (FGIC Insd) (c)..........................       5.250   07/15/21        3,083,985
                                                                                --------------
                                                                                    27,039,299
                                                                                --------------
             IOWA  0.6%
    1,500    Tobacco Settlement Auth IA Tob Settlement
             Rev Ser C................................       5.375   06/01/38        1,536,060
    2,500    Tobacco Settlement Auth IA Tob Settlement
             Rev Ser C................................       5.500   06/01/42        2,597,525
                                                                                --------------
                                                                                     4,133,585
                                                                                --------------
             KANSAS  1.1%
    3,430    Kansas St Dev Fin Auth Rev KS Proj Ser N
             (AMBAC Insd) (c).........................       5.250   10/01/20        3,656,723
    3,615    Kansas St Dev Fin Auth Rev KS Proj Ser N
             (AMBAC Insd) (c).........................       5.250   10/01/21        3,840,323
                                                                                --------------
                                                                                     7,497,046
                                                                                --------------
             KENTUCKY  1.7%
   10,005    Louisville & Jefferson Cnty KY Metro Govt
             Hlth Sys Rev Norton Hlthcare Inc (a).....       5.250   10/01/36       10,408,535
      500    Mount Sterling, KY Lease Rev KY League
             Cities Fdg Ser B.........................       6.100   03/01/18          582,320
                                                                                --------------
                                                                                    10,990,855
                                                                                --------------

 14                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                 COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
             LOUISIANA  6.5%
$   5,000    Lafayette, LA Util Rev (MBIA Insd).......       5.250%  11/01/21   $    5,408,400
    2,500    Louisiana Loc Govt Environment Fac Pkg
             Fac Corp Garage Proj Ser A (AMBAC
             Insd)....................................       5.375   10/01/31        2,631,700
    5,970    Louisiana Loc Govt Environment Southeastn
             LA Student Hsg Ser A (MBIA Insd) (c).....       5.250   08/01/24        6,398,527
    1,400    Louisiana Pub Fac Auth Rev Hlth Fac Glen
             Retirement Ser A.........................       6.700   12/01/25        1,410,038
    7,000    Louisiana St Gas & Fuels Tax Rev Ser A
             (a)......................................       5.000   05/01/41        7,370,615
    8,065    Louisiana St Office Fac Corp LA St Cap
             Complex Pgm (MBIA Insd) (c)..............       5.000   11/01/20        8,468,572
    4,000    New Orleans, LA Rfdg (FGIC Insd).........       5.500   12/01/21        4,417,480
    6,000    New Orleans, LA Rfdg (MBIA Insd).........       5.125   09/01/21        6,279,180
                                                                                --------------
                                                                                    42,384,512
                                                                                --------------
             MARYLAND  5.0%
    3,000    Baltimore, MD Convention Ctr Hotel Rev Sr
             Ser A (XLCA Insd) (a)....................       5.250   09/01/25        3,268,860
   11,440    Maryland St Cmnty Dev Admin Dept Hsg &
             Cmnty Dev Residential Ser A (AMT) (a)....       4.700   09/01/37       11,338,928
    1,255    Maryland St Cmnty Dev Admin Dept Hsg &
             Cmnty Dev Ser P (AMT) (a)................       4.450   09/01/21        1,241,747
    1,000    Maryland St Cmnty Dev Admin Dept Hsg &
             Cmnty Dev Ser P (AMT) (a)................       4.550   09/01/26          989,440
    1,300    Maryland St Cmnty Dev Admin Dept Hsg &
             Cmnty Dev Ser P (AMT) (a)................       4.625   09/01/31        1,286,272
      725    Maryland St Cmnty Dev Admin Dept Hsg &
             Cmnty Dev Ser P (AMT) (a)................       4.700   03/01/37          717,344
    5,000    Maryland St Econ Dev Corp MD Aviation
             Admin Fac (FSA Insd) (AMT)...............       5.375   06/01/20        5,323,200
    1,000    Maryland St Econ Dev Corp Student Hsg Rev
             Univ MD College Pk Proj
             (Prerefunded @ 06/01/13).................       5.625   06/01/35        1,106,020
    2,000    Maryland St Hlth & Higher Ed Fac Auth Rev
             MD Inst College of Art...................       5.000   06/01/40        2,038,680
    1,200    Maryland St Hlth & Higher Ed Fac Auth Rev
             Uni Hosp Cecil Cnty Issue................       5.000   07/01/40        1,227,384
    4,000    Maryland St Trans Auth Arpt Baltimore/WA
             Intl Arpt Ser B (AMBAC Insd) (AMT).......       5.125   03/01/24        4,189,160
                                                                                --------------
                                                                                    32,727,035
                                                                                --------------
             MASSACHUSETTS  2.7%
    1,200    Massachusetts Bay Tran Auth MA Gen Tran
             Sys Rfdg Ser A...........................       6.250   03/01/12        1,331,208
    2,500    Massachusetts Bay Trans Auth Ser A
             (Prerefunded @ 7/01/12)..................       5.000   07/01/32        2,654,550
    2,000    Massachusetts Muni Whsl Elec Co Proj No.
             6-A Ser A (MBIA Insd)....................       5.250   07/01/16        2,145,000

See Notes to Financial Statements                                             15

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                 COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
             MASSACHUSETTS (CONTINUED)
$   1,750    Massachusetts St Hlth & Ed Fac Auth Rev
             Hlthcare Sys Covenant Hlth...............       6.000%  07/01/31   $    1,891,575
    2,000    Massachusetts St Hlth & Ed Fac Auth Rev
             Saint Mem Med Ctr Ser A..................       6.000   10/01/23        2,002,100
    5,450    Massachusetts St Hlth & Ed Fac Auth Rev
             Univ MA Mem Issue Ser D..................       5.000   07/01/33        5,535,456
      925    Massachusetts St Indl Fin Agy Wtr
             Treatment Amern Hingham (AMT)............       6.900   12/01/29          937,534
      925    Massachusetts St Indl Fin Agy Wtr
             Treatment Amern Hingham (AMT)............       6.950   12/01/35          937,783
                                                                                --------------
                                                                                    17,435,206
                                                                                --------------
             MICHIGAN  3.4%
    3,000    Detroit, MI City Sch Dist Sch Bldg & Site
             Impt Ser A (FGIC Insd) (Prerefunded @
             5/01/13).................................       5.375   05/01/24        3,265,740
    2,790    Detroit, MI Wtr Supply Sys Rev Sr Lien
             Rfdg Ser C (MBIA Insd) (c)...............       5.250   07/01/19        3,006,504
    3,185    Detroit, MI Wtr Supply Sys Rev Sr Lien
             Ser A (MBIA Insd) (Prerefunded @ 7/01/13)
             (c)......................................       5.250   07/01/20        3,444,896
    2,000    Grand Rapids, MI Wtr Supply (FGIC
             Insd)....................................       5.750   01/01/15        2,137,940
    4,000    Kent Hosp Fin Auth MI Rev Metro Hosp Proj
             Ser A....................................       6.000   07/01/35        4,408,960
    2,285    Taylor, MI Bldg Auth (AMBAC Insd) (c)....       6.000   03/01/13        2,551,477
    3,090    Troy, MI Downtown Dev Auth Dev Rfdg (MBIA
             Insd)....................................       5.500   11/01/15        3,316,373
                                                                                --------------
                                                                                    22,131,890
                                                                                --------------
             MINNESOTA  0.9%
    1,065    Duluth, MN Econ Dev Auth Hlthcare Fac Rev
             Benedictine Hlth Sys Saint Marys.........       5.250   02/15/33        1,104,597
    1,175    Maple Grove, MN Hlthcare Fac Rev North
             Mem Hlthcare.............................       5.000   09/01/35        1,211,683
    2,200    Saint Paul, MN Hsg & Redev Auth Hosp Rev
             Hlth East Proj...........................       6.000   11/15/30        2,439,250
    1,000    Saint Paul, MN Hsg & Redev Auth Hosp Rev
             Hlth East Proj...........................       6.000   11/15/35        1,104,190
                                                                                --------------
                                                                                     5,859,720
                                                                                --------------
             MISSISSIPPI  0.9%
    1,405    Mississippi Dev Bk Spl Oblig Cap Proj &
             Equip Acquisition Ser A2 (AMBAC Insd)....       5.000   07/01/24        1,421,748
    1,550    Mississippi Dev Bk Spl Oblig Madison Cnty
             Hosp Proj (Prerefunded @ 7/01/09)........       6.400   07/01/29        1,664,498

 16                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                 COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
             MISSISSIPPI (CONTINUED)
$   2,595    Mississippi Dev Bk Spl Oblig MS Ltd Oblig
             Hosp Impt (MBIA Insd) (c)................       5.250%  07/01/32   $    2,726,463
      415    Mississippi Home Corp Single Family Rev
             Mtg Ser C (GNMA Collateralized) (AMT)....       7.600   06/01/29          432,700
                                                                                --------------
                                                                                     6,245,409
                                                                                --------------
             MISSOURI  6.7%
      325    Cape Girardeau Cnty, MO Indl Dev Auth
             Hlthcare Fac Rev Southeast MO Hosp
             Assoc....................................       5.625   06/01/27          340,915
    1,675    Cape Girardeau Cnty, MO Indl Dev Auth
             Hlthcare Fac Rev Southeast MO Hosp Assoc
             (Prerefunded @ 6/01/12)..................       5.625   06/01/27        1,794,695
    1,250    Cole Cnty, MO Indl Dev Auth Sr Living Fac
             Rev Lutheran Sr Svc Heisinger Proj.......       5.500   02/01/35        1,319,775
    2,000    Curators Univ MO Sys Fac Rev Rfdg
             Ser B (c)................................       5.000   11/01/20        2,132,980
    1,000    Missouri Jt Muni Elec Util Comnty Pwr
             Proj Rev Plum Point Proj (MBIA Insd).....       5.000   01/01/26        1,063,180
    4,625    Missouri Jt Mun Elec Util Comnty Pwr Proj
             Rev Plum Point Proj (MBIA Insd)..........       5.000   01/01/27        4,913,739
    2,500    Missouri St Dev Fin Brd Infrastructure
             Fac Rev Crackerneck Creek Proj Ser C.....       5.000   03/01/26        2,590,575
    2,195    Missouri St Hlth & Ed Fac Rev Univ MO
             Columbia Arena Proj (c)..................       5.000   11/01/16        2,308,833
    4,000    Platte Cnty, MO Indl Dev Auth Trans
             Rev......................................       4.500   12/01/24        4,023,640
    2,500    Platte Cnty, MO Neighborhood Impt
             Parkville Ser B (MBIA Insd)..............       5.000   02/01/25        2,640,325
    1,500    Saint Louis Cnty, MO Mtg Rev Ctf Rcpt Ser
             H (AMT) (d)..............................       5.400   07/01/18        1,640,160
    9,855    Saint Louis, MO Arpt Rev Arpt Dev Pgm Ser
             A (MBIA Insd) (Prerefunded @ 7/01/11)....       5.250   07/01/31       10,445,512
    2,380    Saint Louis, MO Arpt Rev Cap Impt Pgm Ser
             A (MBIA Insd) (Prerefunded @ 7/01/12)
             (c)......................................       5.375   07/01/19        2,567,615
    2,745    Springfield, MO Pub Bldg Corp Leasehold
             Rev Springfield Branson Arpt Ser B (AMT)
             (a)......................................       4.550   07/01/29        2,696,839
    3,355    Springfield, MO Pub Bldg Corp Leasehold
             Rev Springfield Branson Arpt Ser B (AMT)
             (a)......................................       4.600   07/01/36        3,296,137
                                                                                --------------
                                                                                    43,774,920
                                                                                --------------
             MONTANA  0.4%
    2,300    Forsyth, MT Pollutn Ctl Rev Northwestn
             Corp Colstrip Rfdg (AMBAC Insd)..........       4.650   08/01/23        2,376,222
                                                                                --------------

See Notes to Financial Statements                                             17

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                 COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
             NEBRASKA  1.5%
$   5,235    Omaha Pub Pwr Dist NE Elec Rev Sys
             Ser A....................................       5.000%  02/01/34   $    5,470,837
    4,260    University NE Univ Rev Lincoln Student
             Fees & Fac Ser B.........................       5.000   07/01/23        4,474,959
                                                                                --------------
                                                                                     9,945,796
                                                                                --------------
             NEVADA  4.2%
    8,000    Clark Cnty, NV Arpt Rev Sub Lien Ser A-2
             (FGIC Insd)..............................       5.000   07/01/36        8,349,440
    2,000    Clark Cnty, NV Econ Dev Rev Alexander
             Dawson Sch Proj..........................       5.375   05/15/33        2,110,020
    7,000    Clark Cnty, NV Indl Dev Rev Southwest Gas
             Corp Proj Ser A (AMBAC Insd) (AMT).......       5.250   07/01/34        7,401,730
    4,375    Las Vegas Vly, NV Wtr Dist Rfdg Ser B
             (MBIA Insd)..............................       5.000   06/01/27        4,569,644
       10    Nevada Hsg Div Single Family Pgm Mezz B
             (FHA/VA Gtd) (AMT).......................       6.550   10/01/12           10,104
    5,000    Reno, NV Lien Trans Proj (AMBAC Insd)
             (Prerefunded @ 6/01/12)..................       5.250   06/01/41        5,350,150
                                                                                --------------
                                                                                    27,791,088
                                                                                --------------
             NEW HAMPSHIRE  0.5%
    1,000    New Hampshire Hlth & Ed Fac Auth Rev
             Derryfield Sch...........................       7.000   07/01/30        1,083,400
    1,400    New Hampshire Hlth & Ed Fac Hlthcare Sys
             Covenant Hlth............................       5.500   07/01/34        1,482,250
    1,000    New Hampshire St Bus Fin Auth Wtr Fac Rev
             Pennichuck Wtrwks Inc
             (AMBAC Insd) (AMT).......................       6.300   05/01/22        1,021,840
                                                                                --------------
                                                                                     3,587,490
                                                                                --------------
             NEW JERSEY  11.8%
    1,000    New Jersey Econ Dev Auth Rev Cig Tax.....       5.500   06/15/31        1,062,080
    1,900    New Jersey Econ Dev Auth Rev Cig Tax.....       5.750   06/15/29        2,057,491
    5,000    New Jersey Econ Dev Auth Rev Sch Fac
             Constr Ser I (Prerefunded @ 9/01/14).....       5.000   09/01/23        5,398,050
    2,210    New Jersey Econ Dev Auth Wtr Fac Rev NJ
             Amern Wtr Co Inc Ser B (FGIC Insd)
             (AMT)....................................       5.375   05/01/32        2,279,063
    4,350    New Jersey Econ Dev Wtr NJ Amern Wtr Co
             Inc Ser A (FGIC Insd) (AMT)..............       5.250   07/01/38        4,488,504
    1,000    New Jersey Hlthcare Fac Fin Auth Rev Cap
             Hlth Sys Oblig Grp Ser A.................       5.375   07/01/33        1,040,060
    2,500    New Jersey Hlthcare Fac Fin Auth Rev Gen
             Hosp Ctr at Passaic (FSA Insd) (d).......       6.750   07/01/19        3,058,650
   10,000    New Jersey St Ed Fac Auth Higher Ed Cap
             Impt Ser A (AMBAC Insd)
             (Prerefunded @ 9/01/12)..................       5.250   09/01/20       10,766,400

 18                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                 COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
             NEW JERSEY (CONTINUED)
$   2,000    New Jersey St Tpk Auth Tpk Rev Ser C-1
             (AMBAC Insd).............................       5.000%  01/01/35   $    2,051,580
   10,750    Salem Cnty, NJ Indl Pollutn Ctl Fin Auth
             Rev Pollutn Ctl Pub Svc Elec & Gas Ser A
             (MBIA Insd) (AMT)........................       5.450   02/01/32       10,819,875
   30,000    Tobacco Settlement Fin Corp NJ Ser 1A
             (a)......................................       5.000   06/01/41       29,583,000
    5,000    Tobacco Settlement Fin Corp NJ Ser 1A....       4.750   06/01/34        4,758,450
                                                                                --------------
                                                                                    77,363,203
                                                                                --------------
             NEW MEXICO  0.2%
    1,500    Jicarilla, NM Apache Nation Rev Adj Ser A
             (Acquired 10/23/03, Cost $1,514,910)
             (f)......................................       5.000   09/01/18        1,571,925
                                                                                --------------

             NEW YORK  10.8%
    7,000    Metropolitan Trans Auth NY Rev Rfdg Ser A
             (FGIC Insd)..............................       5.250%  11/15/31   $    7,438,060
    1,500    Nassau Cnty, NY Tob Settlement Corp
             Ser A-3..................................       5.000   06/01/35        1,525,695
    3,500    Nassau Cnty, NY Tob Settlement Corp
             Ser A-3..................................       5.125   06/01/46        3,581,515
    5,000    New York City Muni Wtr Fin Auth Wtr & Swr
             Sys Rev Ser D............................       5.000   06/15/38        5,249,900
    5,000    New York City Ser H (MBIA Insd)..........       5.250   03/15/14        5,318,300
    7,575    New York St Dorm Auth Rev City Univ Sys
             Cons Ser A...............................       5.625   07/01/16        8,399,917
    1,520    New York St Dorm Auth Rev Insd John T
             Mather Mem Hosp (Connie Lee Insd) (c)....       6.500   07/01/09        1,605,409
    3,845    New York St Dorm Auth Rev Secd Hosp Gen
             Hosp Rfdg................................       5.750   02/15/20        4,217,657
    2,310    New York St Med Care Fac Fin Agy Rev
             Saint Peter's Hosp Proj Ser A (AMBAC
             Insd)....................................       5.375   11/01/13        2,312,749
    5,000    New York St Urban Dev Corp Rev St
             Fac Rfdg.................................       5.700   04/01/20        5,746,100
   21,920    Port Auth NY & NJ Cons 144th Ser (a).....       5.000   10/01/35       23,245,612
    2,150    Westchester, NY Tob Asset Sec Corp.......       5.125   06/01/38        2,201,342
                                                                                --------------
                                                                                    70,842,256
                                                                                --------------
             NORTH CAROLINA  0.3%
    1,500    North Carolina Eastn Muni Pwr Agy Pwr Sys
             Rev Ser D................................       6.700   01/01/19        1,610,430
                                                                                --------------

             OHIO  3.6%
    3,000    Cincinnati, OH City Sch Dist Sch Impt
             (FSA Insd)...............................       5.250   06/01/18        3,219,330
    3,150    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
             Proj.....................................       7.500   01/01/30        3,452,809
    1,000    Dayton, OH Arpt Rev James M Cox Dayton
             Rfdg Ser C (Radian Insd) (AMT)...........       5.250   12/01/27        1,041,140

See Notes to Financial Statements                                             19

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                 COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
             OHIO (CONTINUED)
$   3,540    Franklin Cnty, OH Hosp Rev Doctor's Hosp
             Proj Impt & Rfdg (d).....................       5.875%  12/01/23   $    3,820,014
    5,130    Muskingum Cnty, OH Hosp Fac Rev Bethesda
             Care Sys Impt & Rfdg (Connie Lee Insd)
             (c)......................................       6.250   12/01/10        5,241,834
    5,000    Ohio St Air Quality Dev Auth Rev Coll
             Dayton Pwr & Lt Co Proj (a)..............       4.800   09/01/36        5,057,338
    1,035    Toledo Lucas Cnty, OH Port Auth Dev Rev
             Northwest OH Bd Fd Ser C (AMT)...........       6.600   11/15/15        1,115,658
      565    Toledo Lucas Cnty, OH Port Auth Northwest
             Bd Fd Ser A (AMT)........................       6.000   05/15/11          589,312
                                                                                --------------
                                                                                    23,537,435
                                                                                --------------
             OKLAHOMA  1.5%
    1,500    Jenks, OK Aquarium Auth Rev First Mtg
             (MBIA Insd) (Prerefunded @ 7/01/10)......       6.100   07/01/30        1,620,705
    5,000    Tulsa Cnty, OK Indl Auth Hlthcare Rev
             Saint Francis Hlth Sys (a)...............       5.000   12/15/36        5,171,575
    2,755    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev
             (AMBAC Insd) (Prerefunded @ 11/01/09)....       6.250   11/01/22        2,977,384
                                                                                --------------
                                                                                     9,769,664
                                                                                --------------
             OREGON  3.5%
    2,010    Emerald Peoples Util Dist OR Rfdg
             (FGIC Insd) (c)..........................       7.350   11/01/09        2,182,739
    2,060    Multnomah Cnty, OR Sch Dist No. 007
             Reynolds Ser 2005 (MBIA Insd)............       5.000   06/01/30        2,119,184
    5,000    Oregon Hlth Sciences Univ Insd Ser A
             (MBIA Insd)..............................       5.250   07/01/22        5,324,400
    5,000    Oregon St Dept Admin Rfdg Ser C
             (MBIA Insd)..............................       5.250   11/01/18        5,321,650
    2,000    Oregon St Hsg & Cmnty Svc Dept Mtg Rev
             Ser B (AMT) (a)..........................       4.750   07/01/27        2,009,615
    1,000    Oregon St Hsg & Cmnty Svc Dept Mtg Rev
             Ser B (AMT) (a)..........................       4.800   07/01/32        1,004,808
    1,100    Oregon St Hsg & Cmnty Svc Dept Mtg Rev
             Ser B (AMT) (a)..........................       4.850   07/01/37        1,105,288
    3,580    Yamhill Cnty, OR Sch Dist No. 029J
             Newburg (MBIA Insd) (Prerefunded @
             6/15/12).................................       5.250   06/15/21        3,839,335
                                                                                --------------
                                                                                    22,907,019
                                                                                --------------
             PENNSYLVANIA  4.0%
   24,740    Pennsylvania St Pub Sch Bldg Auth Lease
             Rev Sch Dist Philadelphia Proj Ser B
             (a)......................................       4.500   06/01/32       24,646,978
    1,370    Philadelphia, PA Hosp & Higher Ed Fac
             Auth Rev Cmnty College Rfdg Ser B
             (MBIA Insd) (c)..........................       6.500   05/01/08        1,406,401
                                                                                --------------
                                                                                    26,053,379
                                                                                --------------

 20                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                 COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
             SOUTH CAROLINA  4.5%
$   3,125    Charleston Ed Excellence Fin Corp SC Rev
             Charleston Cnty Sch Dist (a).............       5.250%  12/01/25   $    3,345,984
    9,375    Charleston Ed Excellence Fin Corp SC Rev
             Charleston Cnty Sch Dist (a).............       5.250   12/01/26       10,037,954
    3,115    Greenville, SC Impt & Rfdg (MBIA Insd)
             (c)......................................       5.250   04/01/21        3,331,306
    1,000    Newberry Invt in Newberry Cnty Sch
             Dist Proj................................       5.000   12/01/30        1,036,690
    1,015    Rock Hill, SC Util Sys Rev Comb Rfdg Ser
             C (FSA Insd) (c).........................       5.000   01/01/11        1,058,584
    6,500    South Carolina Jobs Econ Dev Auth Indl
             Rev Elec & Gas Co Proj Ser A (AMBAC
             Insd)....................................       5.200   11/01/27        6,871,994
    3,750    South Carolina Jobs Econ Dev Auth Indl
             Rev Elec & Gas Co Proj Ser B
             (AMBAC Insd) (AMT).......................       5.450   11/01/32        3,982,163
                                                                                --------------
                                                                                    29,664,675
                                                                                --------------
             SOUTH DAKOTA  0.4%
    1,375    Deadwood, SD Ctf Partn (ACA Insd)........       6.375   11/01/20        1,456,579
    1,000    South Dakota St Hlth & Ed Fac Auth Rev
             Childrens Care Hosp Rfdg
             (Prerefunded @ 11/01/09).................       6.125   11/01/29        1,066,210
                                                                                --------------
                                                                                     2,522,789
                                                                                --------------
             TENNESSEE  4.9%
    2,130    Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev
             CDFI Phase I LLC Proj Rfdg Ser A.........       5.000   10/01/25        2,173,175
    2,595    Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev
             CDFI Phase I LLC Proj Rfdg Ser A.........       5.125   10/01/35        2,653,647
    1,270    Elizabethton, TN Hlth & Ed Fac Brd Rev
             Hosp First Mtg Impt & Rfdg Ser B.........       8.000   07/01/33        1,485,392
    7,050    Hallsdale Powell Util Dist Knox Cnty TN
             Wtr & Swr Rev Impt Ser B (FGIC Insd).....       5.000   04/01/34        7,365,205
   12,525    Johnson City, TN Hlth & Ed Fac Brd Hosp
             Rev Cap Apprec First Mtg Rfdg Ser A
             (MBIA Insd)..............................      *        07/01/26        5,448,250
    4,800    Johnson City, TN Hlth & Ed Fac Brd Hosp
             Rev First Mtg Mtn St Hlth Rfdg Ser A
             (MBIA Insd)..............................       7.500   07/01/25        5,729,520
    6,500    Johnson City, TN Hlth & Ed Fac Brd Hosp
             Rev First Mtg Mtn St Hlth Ser A..........       5.500   07/01/36        6,925,685
                                                                                --------------
                                                                                    31,780,874
                                                                                --------------
             TEXAS  10.9%
    2,335    Beaumont, TX Wtrwks & Swr Sys (FGIC Insd)
             (Prerefunded @ 9/01/10)..................       6.250   09/01/14        2,520,492
    2,000    Brazos Cnty, TX Hlth Fac Dev Oblig Grp...       5.375   01/01/32        2,090,360
    3,565    Brazos Riv Auth TX Pollutn Ctl Rev Adj
             TXU Elec Co Proj Rfdg Ser C (AMT) (i)....       5.750   05/01/36        3,674,517

See Notes to Financial Statements                                             21

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                 COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
             TEXAS (CONTINUED)
$     650    Brownsville, TX Util Sys Rev (d).........       7.375%  01/01/10   $      688,220
    8,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt
             Impt & Rfdg Ser A (FGIC Insd) (AMT)......       5.500   11/01/31        8,451,200
    2,345    Denton Cnty, TX Perm Impt
             (Prerefunded @ 7/15/10) (c)..............       5.500   07/15/19        2,471,818
    1,000    Harris Cnty, TX Hlth Fac Dev Corp Hosp
             Rev Mem Hermann Hlthcare Ser A
             (Prerefunded @ 6/01/11)..................       6.375   06/01/29        1,106,140
    5,000    Harris Cnty, TX Sr Lien Toll Rd Rfdg (FSA
             Insd)....................................       5.125   08/15/32        5,248,550
    2,320    Houston, TX Arpt Sys Rev (d).............       9.500   07/01/10        2,537,941
    3,000    Houston, TX Arpt Sys Rev Sub Lien Ser A
             (FSA Insd) (AMT).........................       5.625   07/01/30        3,141,300
    5,000    Houston, TX Util Sys Rev Comb First Lien
             Ser A (FSA Insd).........................       5.250   05/15/20        5,399,300
    3,920    Lower CO Riv Auth TX Transmission
             Contract Rev LCRA Svc Corp Proj (FGIC
             Insd)....................................       5.000   05/15/33        4,027,330
    5,000    Matagorda Cnty, TX Navig Dist No. 1 Rev
             Houston Lt Rfdg (AMBAC Insd) (AMT).......       5.125   11/01/28        5,482,350
    2,000    Mesquite, TX Hlth Fac Dev Corp Retirement
             Fac Christian Care Ctr Ser A
             (Prerefunded @ 02/15/10).................       7.625   02/15/28        2,213,880
    1,500    Mesquite, TX Hlth Fac Dev Retirement Fac
             Christian Care Ctr.......................       5.625   02/15/35        1,582,830
    3,500    Metropolitan Hlth Fac Dev Corp TX Wilson
             N Jones Mem Hosp Proj....................       7.250   01/01/31        3,629,920
    3,325    North Central, TX Hlth Fac Dev Corp Rev
             Hosp Baylor Hlthcare Sys Proj Ser A......       5.125   05/15/29        3,405,265
    3,000    Prosper, TX Indpt Sch Dist (PSF Gtd).....       5.500   08/15/33        3,218,430
    3,960    Stafford, TX Econ Dev Corp (FGIC Insd)...       5.500   09/01/30        4,375,840
    1,990    Stafford, TX Econ Dev Corp (FGIC Insd)
             (c)......................................       6.000   09/01/19        2,289,435
    3,510    Texas St Wtr Fin Assistance..............       5.500   08/01/35        3,630,533
                                                                                --------------
                                                                                    71,185,651
                                                                                --------------
             UTAH  0.5%
    4,950    Intermountain Pwr Agy UT Pwr Supply Rev
             Rfdg Ser A (FGIC Insd) (d)...............      *        07/01/17        3,190,127
                                                                                --------------

             VIRGINIA  2.4%
    2,000    Fairfax Cnty, VA Ctf Partn...............       5.300   04/15/23        2,130,521
    1,030    Richmond, VA Indl Dev Auth Govt Fac Rev
             Bd (AMBAC Insd)..........................       5.000   07/15/14        1,108,177
      675    Richmond, VA Indl Dev Auth Govt Fac Rev
             Bd (AMBAC Insd)..........................       5.000   07/15/16          734,339
    1,465    Richmond, VA Indl Dev Auth Govt Fac Rev
             Bd (AMBAC Insd)..........................       5.000   07/15/17        1,596,982
    1,520    Tobacco Settlement Fin Corp VA...........       5.500   06/01/26        1,625,731

 22                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                 COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
             VIRGINIA (CONTINUED)
$   1,660    Tobacco Settlement Fin Corp VA
             (Prerefunded @ 6/01/15)..................       5.625%  06/01/37   $    1,846,551
    3,140    Virginia St Hsg Auth Dev Auth Rental Hsg
             Ser D (AMT) (a)..........................       4.500   07/01/29        3,094,344
    3,640    Virginia St Hsg Auth Dev Auth Rental Hsg
             Ser D (AMT) (a)..........................       4.600   07/01/33        3,615,157
                                                                                --------------
                                                                                    15,751,802
                                                                                --------------
             WASHINGTON  4.8%
    5,000    Clark Cnty, WA Sch Dist 114 (FSA Insd)...       5.250   06/01/19        5,380,600
    1,370    King Cnty, WA Ser B (Prerefunded
             @ 12/01/07)..............................       5.900   12/01/14        1,414,059
    3,630    King Cnty, WA Ser B (Prerefunded
             @ 12/01/07)..............................       5.900   12/01/14        3,746,741
    2,245    King Cnty, WA Ser B (Prerefunded
             @ 12/01/07)..............................       6.625   12/01/15        2,326,561
      700    Quinault Indian Nation, WA Quinault Beach
             Impt & Rfdg Ser A (ACA Insd).............       5.800   12/01/15          728,294
    3,000    Spokane, WA Pub Fac Dist Hotel Motel &
             Sales Use Tax (MBIA Insd)................       5.250   09/01/33        3,196,380
    9,855    Washington St Mtr Veh Fuel Tax 2007 Ser B
             (FSA Insd) (c)...........................       5.000   07/01/27       10,491,731
    4,000    Washington St Pub Pwr Supply Rfdg Ser A
             (FGIC Insd)..............................       7.000   07/01/08        4,146,400
                                                                                --------------
                                                                                    31,430,766
                                                                                --------------
             WEST VIRGINIA  1.6%
    6,420    Harrison Cnty, WV Cnty Cmnty Solid Waste
             Disp Rev West PA Pwr Co Ser C
             (AMBAC Insd) (AMT).......................       6.750   08/01/24        6,520,024
    3,750    West Virginia Univ Rev Impt Univ Proj Ser
             C (FGIC Insd)............................       5.000   10/01/34        3,943,087
                                                                                --------------
                                                                                    10,463,111
                                                                                --------------
             WISCONSIN  2.1%
   10,000    Wisconsin Hsg & Econ Dev Auth Home
             Ownership Rev Ser A (AMT) (a)............       4.750   09/01/33        9,995,700
      890    Wisconsin St Hlth & Ed Fac Auth Rev
             Bellin Mem Hosp (AMBAC Insd).............       6.625   02/15/08          910,025
    2,675    Wisconsin St Hlth & Ed Fac FH Hlthcare
             Dev Inc Proj (Prerefunded @ 11/15/09)....       6.250   11/15/28        2,862,330
                                                                                --------------
                                                                                    13,768,055
                                                                                --------------
             WYOMING  0.3%
    2,000    Sweetwater Cnty, WY Solid Waste Disp Rev
             FMC Corp Proj Rfdg (AMT).................       5.600   12/01/35        2,125,160
                                                                                --------------

See Notes to Financial Statements                                             23

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                                 COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
             PUERTO RICO  4.6%
$  21,000    Puerto Rico Comwlth Hwy & Tran Auth Hwy
             Rev Rfdg Ser Y (FSA Insd) (g)............       6.250%  07/01/21   $   25,981,200
    4,000    Puerto Rico Pub Bldgs Auth Gtd Pub Ed &
             Hlth Fac Rfdg Ser M (MBIA Insd)..........       5.600   07/01/08        4,086,680
                                                                                --------------
                                                                                    30,067,880
                                                                                --------------
TOTAL LONG-TERM INVESTMENTS 194.7%
  (Cost $1,216,063,069)......................................................   $1,275,441,774


TOTAL SHORT-TERM INVESTMENTS 1.1%
  (Cost $7,115,000)..........................................................        7,115,000
                                                                                --------------
TOTAL INVESTMENTS 195.8%
  (Cost $1,223,178,069)......................................................    1,282,556,774


LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS
RELATED TO SECURITIES HELD (33.6%)
  (Cost ($220,170,000))......................................................
 (220,170)   Notes with interest rates ranging from
             3.94% to 4.08% at April 30, 2007 and
             contractual maturities of collateral ranging
             from 2021 to 2042 (See Note 1) (h)..............................     (220,170,000)
                                                                                --------------
TOTAL NET INVESTMENTS 162.2%
  (Cost $1,003,008,069)......................................................    1,062,386,774
OTHER ASSETS IN EXCESS OF LIABILITIES 2.0%...................................       13,093,570

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (64.2%)...................     (420,437,547)
                                                                                --------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0%................................   $  655,042,797
                                                                                ==============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) Underlying security related to Inverse Floaters entered into by the Trust. See Note 1.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) The Trust owns 100% of the outstanding bond issuance.

(d) Escrowed to Maturity

(e) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

 24                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

(f) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.2% of net assets applicable to common shares.

(g) All or a portion of this security has been physically segregated in connection with open futures contracts.

(h) Floating rate notes. The interest rates shown reflect the rates in effect at April 30, 2007. See Note 1.

(i) Variable Rate Coupon

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

PSF--Public School Fund

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF APRIL 30, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bonds Futures, June 2007 (Current Notional
  Value of $111,750 per contract)...........................    1,708        $861,938
                                                                -----        --------

See Notes to Financial Statements                                             25

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $1,223,178,069).....................  $1,282,556,774
Cash........................................................           9,353
Receivables:
  Interest..................................................      17,151,022
  Investments Sold..........................................       4,245,545
  Other.....................................................           8,224
                                                              --------------
    Total Assets............................................   1,303,970,918
                                                              --------------
LIABILITIES:
Floating Rate Note Obligations..............................     220,170,000
Payables:
  Investments Purchased.....................................       5,126,095
  Variation Margin on Futures...............................       1,441,125
  Investment Advisory Fee...................................         396,957
  Income Distributions--Common Shares.......................          68,304
  Other Affiliates..........................................          37,486
Trustees' Deferred Compensation and Retirement Plans........       1,178,494
Accrued Expenses............................................          72,113
                                                              --------------
    Total Liabilities.......................................     228,490,574
Preferred Shares (including accrued distributions)..........     420,437,547
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $  655,042,797
                                                              ==============
NET ASSET VALUE PER COMMON SHARE ($655,042,797 divided by
  45,038,168 shares outstanding)............................  $        14.54
                                                              --------------
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 45,038,168 shares issued and
  outstanding)..............................................  $      450,381
Paid in Surplus.............................................     596,603,009
Net Unrealized Appreciation.................................      60,240,643
Accumulated Net Realized Loss...............................      (3,087,596)
Accumulated Undistributed Net Investment Income.............         836,360
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $  655,042,797
                                                              --------------
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 16,800 issued with liquidation preference of
  $25,000 per share)........................................  $  420,000,000
                                                              ==============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $1,075,042,797
                                                              ==============

 26                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $29,860,766
                                                              -----------
EXPENSES:
Interest and Residual Trust Expenses........................    2,987,330
Investment Advisory Fee.....................................    2,950,156
Preferred Share Maintenance.................................      559,463
Trustees' Fees and Related Expenses.........................       86,787
Accounting and Administrative Expenses......................       86,570
Professional Fees...........................................       78,107
Custody.....................................................       41,612
Reports to Shareholders.....................................       30,302
Transfer Agent Fees.........................................       24,097
Registration Fees...........................................       13,787
Other.......................................................       92,378
                                                              -----------
    Total Expenses..........................................    6,950,589
    Investment Advisory Fee Reduction.......................      447,179
    Net Expenses............................................    6,503,410
                                                              -----------
NET INVESTMENT INCOME.......................................  $23,357,356
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   355,726
  Futures...................................................     (611,417)
  Swap Contracts............................................   (1,779,879)
                                                              -----------
Net Realized Loss...........................................   (2,035,570)
                                                              -----------
Unrealized Appreciation/Depreciation:
Beginning of the Period.....................................   67,603,859
                                                              -----------
End of the Period:
  Investments...............................................   59,378,705
  Futures...................................................      861,938
                                                              -----------
                                                               60,240,643
                                                              -----------
Net Unrealized Depreciation During the Period...............   (7,363,216)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(9,398,786)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(7,357,440)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 6,601,130
                                                              ===========

See Notes to Financial Statements                                             27

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2007     OCTOBER 31, 2006
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $ 23,357,356        $ 35,590,923
Net Realized Gain/ Loss.................................      (2,035,570)            184,552
Net Unrealized Appreciation/Depreciation During the
  Period................................................      (7,363,216)         12,550,580
Distributions to Preferred Shareholders:
  Net Investment Income.................................      (7,357,440)        (10,848,528)
  Net Realized Gain.....................................             -0-            (522,549)
                                                            ------------        ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................       6,601,130          36,954,978

Distributions to Common Shareholders:
  Net Investment Income.................................     (15,466,176)        (25,395,909)
  Net Realized Gain.....................................             -0-          (2,119,257)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................      (8,865,046)          9,439,812
                                                            ------------        ------------

FROM CAPITAL TRANSACTIONS:
Repurchase of Shares....................................        (921,119)                -0-
Proceeds from Shares Acquired Through Merger............             -0-         535,839,011
                                                            ------------        ------------

TOTAL INCREASE/DECREASE IN NET ASSETS APPLICABLE TO
  COMMON SHARES.........................................      (9,786,165)        545,278,823
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     664,828,962         119,550,139
                                                            ------------        ------------
End of the Period (Including accumulated
  undistributed net investment income of $836,360 and
  $302,620, respectively)...............................    $655,042,797        $664,828,962
                                                            ============        ============

 28                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                 SIX MONTHS
                                                   ENDED                  YEAR ENDED OCTOBER 31,
                                                 APRIL 30,    -----------------------------------------------
                                                    2007       2006      2005      2004      2003      2002
                                                 ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.......   $ 14.74     $ 14.62   $ 14.86   $ 14.69   $ 14.87   $ 14.77
                                                  -------     -------   -------   -------   -------   -------
 Net Investment Income.........................      0.52(a)     0.98(a)    1.01     1.05      1.08      1.10
 Net Realized and Unrealized Gain/Loss.........     (0.22)       0.44    (0.14)      0.18    (0.16)      0.10
 Common Share Equivalent of Distributions Paid
   to Preferred Shareholders:
   Net Investment Income.......................     (0.16)      (0.30)   (0.21)    (0.10)    (0.10)    (0.14)
   Net Realized Gain...........................      0.00       (0.01)     0.00      0.00      0.00      0.00
                                                  -------     -------   -------   -------   -------   -------
Total from Investment Operations...............      0.14        1.11      0.66      1.13      0.82      1.06
Distributions Paid to Common Shareholders:
   Net Investment Income.......................     (0.34)      (0.73)   (0.90)    (0.96)    (1.00)    (0.96)
   Net Realized Gain...........................      0.00       (0.26)     0.00      0.00      0.00      0.00
                                                  -------     -------   -------   -------   -------   -------
NET ASSET VALUE, END OF THE PERIOD.............   $ 14.54     $ 14.74   $ 14.62   $ 14.86   $ 14.69   $ 14.87
                                                  =======     =======   =======   =======   =======   =======
Common Share Market Price at End of the
 Period........................................   $ 13.85     $ 13.10   $ 13.08   $ 14.70   $ 13.90   $ 13.98
Total Return * (b).............................     8.40%**     7.86%    -5.06%    13.05%     6.57%    15.64%
Net Assets Applicable to Common Shares at End
 of the Period (In millions)...................   $ 655.0     $ 664.8   $ 119.6   $ 121.5   $ 120.0   $ 121.4
Ratio of Expenses to Average Net Assets
 Applicable to Common Shares * (c).............     1.98%       1.36%     1.33%     1.46%     1.48%     1.58%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares * (c)......     7.12%       6.90%     6.78%     7.14%     7.23%     7.55%
Portfolio Turnover.............................        5%**       14%       29%       29%       26%       45%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets
 Applicable to Common Shares (c)...............     2.12%         N/A       N/A       N/A       N/A       N/A
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares (c)........     6.98%         N/A       N/A       N/A       N/A       N/A

SUPPLEMENTAL RATIOS:
Ratio of Expenses (Excluding Interest and
 Residual Trust Expenses) to Average Net Assets
 Applicable to Common Shares (c)...............     1.07%       1.28%     1.33%     1.46%     1.48%     1.58%
Ratio of Expenses (Excluding Interest and
 Residual Trust Expenses) to Average Net Assets
 Including Preferred Shares (c)................     0.66%       0.77%     0.80%     0.88%     0.89%     0.95%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares (d)........     4.88%       4.80%     5.40%     6.44%     6.57%     6.59%

SENIOR SECURITIES:
Total Preferred Shares Outstanding.............    16,800      16,800     3,200     3,200     3,200     3,200
Asset Coverage Per Preferred Share (e).........   $64,017     $64,593   $62,369   $62,967   $62,499   $62,954
Involuntary Liquidating Preference Per
 Preferred Share...............................   $25,000     $25,000   $25,000   $25,000   $25,000   $25,000
Average Market Value Per Preferred Share.......   $25,000     $25,000   $25,000   $25,000   $25,000   $25,000

** Non-annualized

N/A=Not Applicable

(a)Based on average shares outstanding.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

See Notes to Financial Statements                                             29

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Advantage Municipal Income Trust II (the Trust) is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest substantially all of its assets in municipal securities rated investment grade at the time of investment. The Trust commenced investment operations on August 27, 1993.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2007, there were no when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At October 31, 2006, the Trust had an

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

accumulated capital loss carryforward for tax purposes of $2,455,675 which will expire on October 31, 2014.

    At April 30, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $1,001,668,791
                                                                ==============
Gross tax unrealized appreciation...........................    $   62,699,441
Gross tax unrealized depreciation...........................        (1,981,458)
                                                                --------------
Net tax unrealized appreciation on investments..............    $   60,717,983
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................    $   259,199
  Tax-exempt income.........................................     35,640,851
  Long-term capital gain....................................      2,641,806
                                                                -----------
                                                                $38,541,856
                                                                ===========

    As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $    -0-
Undistributed tax-exempt income.............................     831,984
Undistributed long-term capital gain........................         -0-

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sales transactions and gains or losses recognized on securities for tax purposes but not for book purposes.

F. FLOATING RATE OBLIGATIONS RELATED TO SECURITIES HELD The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Trust's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2007, Trust investments with a value of $306,396,841 are held by the dealer trusts and serve as collateral for the $220,170,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2007 are presented on the Portfolio of Investments.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets including preferred shares of the Trust. Effective December 1, 2006, the Adviser has agreed to waive investment advisory fees equal to 0.10% of the average daily net assets including preferred shares of the Trust. During the period ended April 30, 2007, the Adviser waived $447,179 of its advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the six months ended April 30, 2007, the Trust recognized expenses of approximately $40,100, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a Trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2007, the Trust recognized expenses of approximately $45,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended April 30, 2007 and for the year ended October 31, 2006, transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2007     OCTOBER 31, 2006
Beginning Shares........................................     45,104,868           8,175,881
Shares Repurchased*.....................................        (66,700)                -0-
Shares Acquired Through Merger..........................            -0-          36,928,987
                                                             ----------          ----------
Ending Shares...........................................     45,038,168          45,104,868
                                                             ==========          ==========

* On February 28, 2007, the Trust commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust's shares trade from their net asset value. For the period ended April 30, 2007, the Trust repurchased 66,700 of its shares at an average discount of 5.85% from net asset value per share. The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to review of the Trustees.

    On January 27, 2006 the Trust acquired all of the assets and liabilities of Van Kampen Municipal Opportunity Trust II (ticker symbol VOT) and Van Kampen Value Municipal Income Trust (ticker symbol VKV) through a tax free reorganization approved by VOT and VKV shareholders on January 11, 2006. The Trust issued 36,928,946 common shares with a net asset value of $535,839,011 and 13,600 Auction Preferred Shares (APS) with a liquidation value of $340,000,000 in exchange for VOT's and VKV's net assets. The shares of VOT were converted into Trust shares at a ratio of 1.025341 to 1 and 1 to 1, for common shares and APS, respectively. The shares of VKV were converted into Trust shares at a ratio of 1.059290 to 1 and 1 to 1, for common shares and APS, respectively. Net unrealized appreciation of VOT and VKV as of January 27, 2006 was $15,400,172 and $31,522,823, respectively. The Trust assumed VOT's and VKV's book to tax accretion differences, which resulted in a $775,214 increase to accumulated undistributed net investment income and a corresponding decrease to net unrealized appreciation. Combined net assets applicable to common shares on the day of the reorganization were $654,455,555 and combined net assets including preferred shares were $1,074,455,555. The Trust incurred merger expense of $269,325, which represent costs related to the preparation, printing and distribution of the Proxy Statement/Prospectus, Reorganization Agreement and registration statements as well as a legal, audit and filing fees. Included in these net assets are gains or losses of $290,000 recognized for tax purposes on open futures transactions at January 27, 2006, and deferred losses relating to wash sales transactions of $861, which are included with accumulated net realized loss of which all, can be utilized by the acquiring Trust. Additionally, included in these net assets was a deferred compensation retirement plan balance of $675,787, which is included with accumulated undistributed net investment income.

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $199,460,117 and $65,571,941, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into theses transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2007, were as follow:

Outstanding at October 31, 2006.............................       770
Futures Opened..............................................     5,384
Futures Closed..............................................    (4,446)
                                                                ------
Outstanding at April 30, 2007...............................     1,708
                                                                ======

B. INTEREST RATE SWAPS The Trust may enter into forward interest rate swap transactions intended to help the Trust manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Trust's interest rate sensitivity with that of the broader

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

municipal market. Forward interest rate swap transactions involve the Trust's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Trust a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Trust's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Trust may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. The Trust intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Trust upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of the Trust with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Trust has an unrealized loss on a swap contract, the Trust has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

C. INVERSE FLOATING RATE SECURITIES The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust's portfolio securities. The use of leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

6. PREFERRED SHARES

The Trust has outstanding 16,800 APS. Series A, Series B, Series C and Series D each contain 1,600 shares, Series E contains 1,400 shares, Series F, Series G, Series H, and Series I each contain 2,000 shares, and Series J contains 1,000 shares. Dividends are cumulative and the dividend rates are generally reset every 7 days for Series A, Series B, Series, C, Series D, Series E, Series F, Series J, while Series G, Series H, and Series I are generally reset every 28 days through an auction process. The average rate in effect on April 30, 2007 was 3.795%. During the six months ended April 30, 2007, the rates ranged from 2.940% to 3.980%.

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN in the Trust NAV calculations as late as the Trust's last NAV calculation in the first required financial statement period. As a result, the Trust will incorporate FIN 48 in its semiannual report on April 30, 2008. The impact to the Trust's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosure.

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

BOARD OF TRUSTEES, OFFICERS, AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43011
Providence, Rhode Island 02940-3010

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Trust, as defined in the investment Company Act of 1940, as amended.

  Van Kampen Advantage Municipal Income Trust II

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Advantage Municipal Income Trust II

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Advantage Municipal Income Trust II

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                   1 Parkview Plaza, Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                   VKISAR 6/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-01464P-Y04/07

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                                                 TOTAL NUMBER OF       MAXIMUM NUMBER
                                               SHARES PURCHASED AS   OF SHARES THAT MAY
                                                 PART OF PUBLICLY     YET BE PURCHASED
            TOTAL NUMBER OF    AVERAGE PRICE     ANNOUNCED PLANS     UNDER THE PLANS OR
PERIOD*    SHARES PURCHASED   PAID PER SHARE       OR PROGRAMS            PROGRAMS
-------    ----------------   --------------   -------------------   ------------------
November            --                --                  --                     --
December            --                --                  --                     --
January             --                --                  --                     --
February         4,500             13.82               4,500              4,505,987
March           46,300             13.78              46,300              4,459,687
April           15,900             13.77              15,900              4,443,787

*    The Share Repurchase Program commenced on 2/28/2007.

The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Trustees.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Advantage
Municipal Income Trust II


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 21, 2007


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 21, 2007